LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Investments [Line Items]
Schedule of Equity Method Investments

The Group had the following equity method investments:

	As of December 31,
	2012		2013
		Carrying		Carrying
Name of company	Percentage	value	Percentage	value
	%		%

Beijing Eastern Media Corporation, Ltd. ("BEMC") (1)	49	$2,063	49	$1,743
Beijing Shibo Movie Technology Co., Ltd. ("Shibo Movie") (2)	50	$612	50	455
Beijing Xinghe Union Media Co., Ltd. ("Xinghe Union") (2)	50	$604	50	370
Guangxi Dingyuan Meida Ltd. ("Guangxi Dingyuan") (3)	40	$658	40	718
Zhejiang AirMedia Guangying Film & TV Production Co., Ltd. ("AM Guangying") (4)	-	-	48	1,652
Beijing Yunxing Chuangrong Investment Fund Management Co., Ltd. ("Yunxing Chuangrong") (5)	-	-	50	2,478
		$3,937		$7,416

(1)	In March 2008, the Group entered into a definitive agreement with China Eastern Media Corporation, Ltd., a subsidiary of China Eastern Group and China Eastern Airlines Corporation Limited operating the media resources of China Eastern Group, to establish a joint venture, BEMC. BEMC was incorporated on March 18, 2008 in the PRC with China Eastern Media Corporation and the Group holding 51% and 49% equity interest, respectively. BEMC obtained concession rights of certain media resources from China Eastern Group, including the digital TV screens on airplanes of China Eastern Airlines, and paid concession fees to its shareholders as consideration. The total paid-in capital of BEMC was $2,119, which was contributed by both parties proportionately. In September 2013, BEMC distributed dividend of $1,401, in which $686 was distributed and paid to the Group.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise the significant influence to the operation of BEMC.

(2)	On February 15, 2012 and March 13, 2012, the Group and Beijing N-S Digital TV Co., Ltd. ("N-S Digital TV") established two joint ventures, Shibo Movie and Xinghe Union, respectively. The registered capital of Shibo Movie and Xinghe Union was $1,558 each. The Group and N-S Digital TV each contributed $794, representing 50% of the equity interest in each Shibo Movie and Xinghe Union. Shibo Movie is engaged in movie technology development and consulting services, and Xinghe Union is engaged in movie and TV series investment and publishing, advertisement design and production. These joint ventures were established pursuant to a framework agreement entered into with Beijing Super TV Co., Ltd. ("Super TV") in June 2011 and the supplemental agreement entered into with Super TV and N-S Digital TV in January 2012.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise the significant influence to the operation of Shibo Movie and Xinghe Union.

(3)	In April 2012, The Group entered into an agreement with Asiaray Advertising Media Ltd. ("Asiaray") and Guangxi Civil Aviation Development Co., Ltd. ("Guangxi Civil Aviation") to establish a joint venture, Guangxi Dingyuan. Guangxi Dingyuan was incorporated on April 18, 2012 with total contributed capital of $1,605, of which 20%, 40% and 40% of that amount was contributed by Guangxi Civil Aviation, Asiaray and the Group, respectively. Guangxi Dingyuan exclusively operates various media resources in four airports in China's Guangxi province.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise the significant influence to the operation of Guangxi Dingyuan.

(4)	In December 2013, the Group entered into an agreement with Zhejiang Tianguang Diying Production Co., Ltd. to establish a joint venture, AM Guangying. AM Guangying was incorporated on December 25, 2013 with total contributed capital of $1,871, of which 52% and 48% of that amount was contributed by Zhejiang Tianguang Diying Production Co., Ltd. and the Group, respectively. AM Guangying is mainly engaged in film production.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise the significant influence to the operation of AM Guangying.

(5)	In December 2013, the Group entered into an agreement with Hainan Airlines Culture Co., Ltd. ("Hainan Airlines") to establish a joint venture, Yunxing Chuangrong. Yunxing Chuangrong was registered on December 17, 2013 with total contributed capital of $4,956. The Group and Hainan Airlines each contributed $2,478, representing 50% of the equity interest. Yunxing Chuangrong is established for fund raising as to in-flight internet business.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise the significant influence to the operation of Yunxing Chuangrong.